RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of remuneration and other payments to the Company's directors and other key management personnel

	2021	2020
	$	$
Management and consulting fees	—	480
Wages and salaries	2,354	2,394
Share-based payments	3,682	5,902
Employment termination costs	260	—
Joint venture termination costs	—	931
	6,296	9,707